Supplemental Cash Flow Disclosure - Schedule of additional detail regarding the Company's cash flow (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Supplemental Disclosure Respect To Cash Flows [Abstract]
Interest paid	$ 965,548	$ 683,223	$ 287,888
Taxes paid	0	0	0
Non-cash investing and financing transactions:
Fair value assigned to warrants	0	1,869,382	1,863,238
Fair value of stock options exercised	116,768	92,848	202,668
Fair value of warrants exercised	18,209	0	0
Fair value of the equity portion of convertible debentures	0	0	454,231
Accretion on promissory note receivable	39,019	36,009	208,013
Right of use asset acquired	172,404	767,326	0
Assets transferred (to) from Inventory to (from) Property and equipment	$ 212,890	$ 70,899	$ (594,481)